Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 437,695	$ 495,888	$ 416,223
Cost of sales	417,647	430,423	369,387
Gross profit	20,048	65,465	46,836
Selling, general and administrative expense	49,589	38,840	35,867
Provisions for losses (recovery of) on accounts receivable	224	151	(39)
Impairment of long-lived assets	43,188
Property insurance recoveries in excess of losses incurred		(5,147)	(66,255)
Other expense (income), net	(1,787)	1,044	3,524
Operating income (loss)	(71,166)	30,577	73,739
Interest expense, net	7,371	21,599	13,301
Loss on extinguishment of debt			1,296
Non-operating other expense (income), net	129	(281)	23
Income (loss) from continuing operations before provisions (benefit)for income taxes and equity in earnings of affiliate	(78,666)	9,259	59,119
Provisions (benefit) for income taxes	(32,520)	4,251	23,955
Equity in earnings of affiliate		(79)	(436)
Income (loss) from continuing operations	(46,146)	5,087	35,600
Income from discontinued operations, including taxes	11,381	14,547	19,362
Net income (loss)	(34,765)	19,634	54,962
Dividends on convertible preferred stocks	300	300	300
Dividends on Series E redeemable preferred stock	2,287
Accretion of Series E redeemable preferred stock	686
Net income (loss) attributable to common stockholders	$ (38,038)	$ 19,334	$ 54,662
Basic:
Income (loss) from continuing operations	$ (2.17)	$ 0.21	$ 1.57
Income from discontinued operations, including taxes	0.50	0.65	0.86
Net income (loss)	(1.67)	0.86	2.43
Diluted:
Income (loss) from continuing operations	(2.17)	0.21	1.51
Income from discontinued operations, including taxes	0.50	0.64	0.82
Net income (loss)	$ (1.67)	$ 0.85	$ 2.33
Series E Preferred Stock [Member]
Dividends on Series E redeemable preferred stock	$ 2,287
Accretion of Series E redeemable preferred stock	$ 686